Exhibit 99.17

Data Compare Summary (Total)

Run Date - 2/26/2025 2:43:34 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
City	1	229	0.44%	229
State	0	229	0.00%	229
Zip	0	229	0.00%	229
Note Date	0	229	0.00%	229
Original Loan Amount	0	229	0.00%	229
Original Term	0	229	0.00%	229
Original Interest Rate	0	229	0.00%	229
Borrower Qualifying FICO	3	229	1.31%	229
Amortization Type	0	229	0.00%	229
Representative FICO	3	229	1.31%	229
Property Type	2	229	0.87%	229
Lien Position	0	229	0.00%	229
Occupancy	0	229	0.00%	229
Purpose	0	229	0.00%	229
Contract Sales Price	5	229	2.18%	229
Balloon Flag	0	229	0.00%	229
Original CLTV	2	229	0.87%	229
Original LTV	2	229	0.87%	229
Origination Channel	0	229	0.00%	229
Appraisal Effective Date	3	229	1.31%	229
LTV Valuation Value	1	229	0.44%	229
Investor: Qualifying Total Debt Ratio	6	229	2.62%	229
Initial Rate Lock Date	65	229	28.38%	229
Coborrower Qualifying FICO	2	158	1.27%	229
Total	95	5,425	1.75%	229